Income Taxes - Schedule of Effective Tax Rate (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Income tax by applying the weighted average statutory rate	30.00%	30.00%	29.50%
Effects of tax inflation over monetary assets	(3.90%)	(7.80%)	(0.10%)
(Unrecognized) applied tax loss carryforwards	0.80%	1.00%	(2.10%)
Derecognition of deferred tax asset	0.90%	1.00%
Loss of goodwill impairment, not deductible		(0.10%)
Tax rate change in border area	0.30%
Employee benefits	0.10%	(0.20%)
Cancellation of recoverable tax on assets - undue payments	(0.80%)	(0.10%)
Other	(0.60%)	(0.60%)	0.10%
Effective tax rate	26.70%	23.30%	27.40%
Income before income taxes	$ 7,007,672	$ 6,171,722	$ 4,620,132
Income tax by applying the weighted average statutory rate	2,102,302	1,851,517	1,362,939
Effects of tax inflation over monetary assets	(271,601)	(478,609)	(4,893)
(Unrecognized) applied tax loss carryforwards	57,733	62,975	(96,635)
Derecognition of deferred tax asset	60,115	63,657
Loss of goodwill impairment, not deductible		(4,043)
Tax rate change in border area	19,391
Employee benefits	(603)	(12,220)
Cancellation of recoverable tax on assets - undue payments	(54,444)	(7,587)
Other	(43,852)	(35,049)	5,162
Income tax	$ 1,869,041	$ 1,440,641	$ 1,266,573